Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other current assets
Prepaid expenses and other current assets

4    Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Costs to obtain contracts with customers	137,666	168,571
Prepaid advertising expenses	29,735	18,014
Prepaid taxes	27,414	13,860
Prepaid rental and other deposits	13,454	13,601
Prepaid fees to third-party payment channels	6,490	8,250
Prepaid student acquisition fees	3,281	2,093
Prepaid professional service fees	2,719	3,704
Advances to employees	2,439	1,658
Interest receivables	1,893	2,430
Prepaid Directors & Officers insurance	844	782
Prepayment for purchase of fixed assets	1,281	707
Prepaid PayPal to pay teacher salary costs	1,291	4,077
Student tuition payments in transit	1,322	1,291
Others	12,670	11,177
Total	242,499	250,215